CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (20,629)	$ (40,994)	$ (71,397)
Net loss from discontinued operations	(1,000)	(10,980)	(20,495)
Net loss from continuing operations	(19,629)	(30,014)	(50,902)
Adjustments to reconcile net loss to net cash flows (used in)/provided by operating activities:
Depreciation of property and equipment	400	1,564	2,325
Amortization of intangible assets	2	29	207
Impairment loss of tangible and intangible assets and goodwill			9,763
Credit loss allowance		3,617	1,048
Provision for litigation expenses	4,871	4,724
Fair value gain of warrant liability	(59)	(59)	(394)
Stock-based compensation expense	4,042	3,783	9,881
Issuance of commitment shares			966
Benefit for current and deferred income taxes	(55)	(55)	(82)
Net losses on disposal/write-offs of property, plant and equipment and intangible assets	12,733	6,235	5
Provision for inventories	239	(32)	4,962
Net periodic cost of defined benefit obligation	9	6	23
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	(586)	679	576
Decrease/(increase) in contract assets	9	(613)	1
Decrease/(increase) in inventories	(159)	217	838
Decrease/(increase) in prepaid expenses and other current assets	(444)	150	994
Decrease/(increase) in other non-current assets	3	(2,479)	5,676
(Decrease)/increase in trade payables	1,744	9,528	(5,522)
(Decrease)/increase in due to related parties	(162)	305
(Decrease)/increase in deferred income from grants	(832)	(162)
Increase in loss contingency liability	292	402
(Decrease)/increase in contract liabilities	255	2,787	236
(Decrease)/increase in other current liabilities	(119)	1,236	(724)
(Decrease) in income tax payable			(9)
(Decrease) in other long-term liabilities			(16)
Operating lease asset and liabilities	(7,208)	(450)	(828)
Net Cash provided by / (used in) Operating Activities from continuing operations	(4,001)	1,398	(20,976)
Cash flows from investing activities:
Proceeds from sale of property and equipment	300	1,294	253
Purchases of property and equipment	(28)	(36)	(2,443)
Purchases of intangible assets		(47)
Advances for the acquisition of property and equipment			(1,255)
Acquisition of subsidiaries			(1,864)
Net Cash provided by / (used in) Investing Activities from continuing operations	272	1,211	(5,309)
Cash flows from financing activities:
Issuance of common stock and paid-in capital, net of issuance costs paid	282	291	9,059
Proceeds from borrowings		660
Repayments of debt		(101)
Net Cash provided by Financing Activities from continuing operations	282	850	9,059
Net decrease in cash and cash equivalents from continuing operations	(3,447)	3,459	(17,226)
Effect of exchange rate changes on cash, cash equivalent, restricted cash and restricted cash equivalents	7	378	83
Net cash provided by / (used in) discontinued operations:
Cash used in operating activities	(816)	(8,011)	(11,138)
Cash used in investing activities		(38)	(926)
Cash provided by financing activities	540	543
Net cash used in discontinued operations	(276)	(7,506)	(12,064)
Net decrease in cash and cash equivalents	(3,730)	(3,669)	(29,207)
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning of year	4,050	4,050	33,619
Cash and cash equivalents at the end of the period	$ 682	381	4,412
Reconciliation to Consolidated Balance Sheets:
Cash and cash equivalents		381	3,200
Restricted cash, current			100
Restricted cash, non-current			750
Cash, cash equivalents, restricted cash and restricted cash equivalents		381	4,050
Cash, cash equivalents, restricted cash and restricted cash from continuing operations		381	4,050
Cash, cash equivalents, restricted cash and restricted cash from discontinued operations			362
Cash, cash equivalents, restricted cash and restricted cash equivalents		381	4,412
Supplemental Cash Flow Information
Interest paid		115	41
Income taxes paid/(refunded)		$ (55)	$ (82)